Trade and other receivables - Summary of trade and other receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Trade receivables	£ 3,082	£ 2,855
Loans and other receivables	639	689
Prepayments and accrued income	369	342
Total trade and other receivables	4,090	3,886
Trade and other receivables, current	3,802	3,604
Trade and other receivables, non-current	£ 288	£ 282